Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans [Line Items]
Non-accrual loans	$ 2,025	$ 1,185
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans [Line Items]
Non-accrual loans	588	303
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans [Line Items]
Non-accrual loans	836	378
Multi-family, Five or More Residential [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans [Line Items]
Non-accrual loans	67
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans [Line Items]
Non-accrual loans	489	474
Home Equity Line of Credit [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-Accrual Loans by Class of Loans [Line Items]
Non-accrual loans	$ 45	$ 30